Note 20 - Interest Rate Risk and Liquidity Risk - Interest Rate Risk Gaps (Details) - CAD ($) $ in Thousands	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Cash	$ 225,254	$ 132,242	$ 88,581
Securities	299,300	167,940
Other	77,814
Total assets	4,838,484	4,201,610
Deposits	4,144,673	3,533,366
Subordinated notes*	102,503	106,850
Other	192,105	184,236
Equity	399,203	377,158
Total liabilities and equity	4,838,484	4,201,610
Derivative instruments	20	1,517
Gap	0	0
Cumulative	0	0
Interest rate swap contract [member]
Statement Line Items [Line Items]
Derivative instruments	0
Loans [member]
Statement Line Items [Line Items]
Financial assets	4,236,116	3,850,404
Interest rate risk [member]
Statement Line Items [Line Items]
Cash	0
Securities	0
Other	77,814
Total assets	96,288
Deposits	76,954
Subordinated notes*	0
Other	14,821
Equity	399,203
Total liabilities and equity	490,978
Gap	(394,690)	(378,132)
Cumulative	0	0
Interest rate risk [member] | Interest rate swap contract [member]
Statement Line Items [Line Items]
Derivative instruments	0
Interest rate risk [member] | Loans [member]
Statement Line Items [Line Items]
Financial assets	18,474
Floating interest rate [member]
Statement Line Items [Line Items]
Deposits	729,719
Floating interest rate [member] | Interest rate risk [member]
Statement Line Items [Line Items]
Cash	225,254
Securities	0
Other	0
Total assets	941,863
Deposits	729,719
Subordinated notes*	0
Other	177,284
Equity	0
Total liabilities and equity	907,003
Gap	56,823	246,306
Cumulative	56,823	246,306
Floating interest rate [member] | Interest rate risk [member] | Interest rate swap contract [member]
Statement Line Items [Line Items]
Derivative instruments	$ 21,963
Floating interest rate [member] | Interest rate risk [member] | Cash [member]
Statement Line Items [Line Items]
Effective rate	3.60%
Floating interest rate [member] | Interest rate risk [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	8.60%
Financial assets	$ 716,609
Floating interest rate [member] | Interest rate risk [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Effective rate	2.72%
Floating interest rate [member] | Interest rate risk [member] | Other liabilities [member]
Statement Line Items [Line Items]
Effective rate	3.17%
Fixed interest rate [member] | Not later than three months [member]
Statement Line Items [Line Items]
Deposits	$ 454,182
Fixed interest rate [member] | Later than three months and not later than one year [member]
Statement Line Items [Line Items]
Deposits	1,749,894
Fixed interest rate [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Deposits	494,866
Fixed interest rate [member] | Later than five years [member]
Statement Line Items [Line Items]
Deposits	0
Fixed interest rate [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Deposits	639,058
Fixed interest rate [member] | Interest rate risk [member] | Not later than three months [member]
Statement Line Items [Line Items]
Cash	0
Securities	287,862
Other	0
Total assets	397,598
Deposits	454,182
Subordinated notes*	0
Other	0
Equity	0
Total liabilities and equity	454,182
Gap	(56,584)	(136,284)
Cumulative	239	110,022
Fixed interest rate [member] | Interest rate risk [member] | Not later than three months [member] | Interest rate swap contract [member]
Statement Line Items [Line Items]
Derivative instruments	$ 0
Fixed interest rate [member] | Interest rate risk [member] | Not later than three months [member] | Securities [member]
Statement Line Items [Line Items]
Effective rate	3.53%
Fixed interest rate [member] | Interest rate risk [member] | Not later than three months [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	6.78%
Financial assets	$ 109,736
Fixed interest rate [member] | Interest rate risk [member] | Not later than three months [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Effective rate	4.67%
Fixed interest rate [member] | Interest rate risk [member] | Later than three months and not later than one year [member]
Statement Line Items [Line Items]
Cash	$ 0
Securities	7,275
Other	0
Total assets	354,777
Deposits	1,749,894
Subordinated notes*	0
Other	0
Equity	0
Total liabilities and equity	1,749,894
Gap	(1,395,117)	(1,105,798)
Cumulative	(1,394,878)	(995,776)
Fixed interest rate [member] | Interest rate risk [member] | Later than three months and not later than one year [member] | Interest rate swap contract [member]
Statement Line Items [Line Items]
Derivative instruments	$ 0
Fixed interest rate [member] | Interest rate risk [member] | Later than three months and not later than one year [member] | Securities [member]
Statement Line Items [Line Items]
Effective rate	4.91%
Fixed interest rate [member] | Interest rate risk [member] | Later than three months and not later than one year [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	6.49%
Financial assets	$ 347,502
Fixed interest rate [member] | Interest rate risk [member] | Later than three months and not later than one year [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Effective rate	4.63%
Fixed interest rate [member] | Interest rate risk [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Cash	$ 0
Securities	0
Other	0
Total assets	314,375
Deposits	494,866
Subordinated notes*	0
Other	0
Equity	0
Total liabilities and equity	494,866
Gap	(180,491)	(219,263)
Cumulative	(1,575,369)	(1,215,039)
Fixed interest rate [member] | Interest rate risk [member] | Later than one year and not later than two years [member] | Interest rate swap contract [member]
Statement Line Items [Line Items]
Derivative instruments	$ 0
Fixed interest rate [member] | Interest rate risk [member] | Later than one year and not later than two years [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	5.61%
Financial assets	$ 314,375
Fixed interest rate [member] | Interest rate risk [member] | Later than one year and not later than two years [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Effective rate	4.16%
Fixed interest rate [member] | Interest rate risk [member] | Later than two year and not later than five years [member]
Statement Line Items [Line Items]
Cash	$ 0
Securities	0
Other	0
Total assets	2,244,279
Deposits	639,058
Subordinated notes*	0
Other	0
Equity	0
Total liabilities and equity	639,058
Gap	1,605,221	1,063,460
Cumulative	$ 29,852	(151,579)
Fixed interest rate [member] | Interest rate risk [member] | Later than two year and not later than five years [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	6.19%
Financial assets	$ 2,244,279
Fixed interest rate [member] | Interest rate risk [member] | Later than two year and not later than five years [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Effective rate	4.64%
Fixed interest rate [member] | Interest rate risk [member] | Later than five years [member]
Statement Line Items [Line Items]
Cash	$ 0
Securities	4,163
Other	0
Total assets	489,304
Deposits	0
Subordinated notes*	102,503
Other	0
Equity	0
Total liabilities and equity	102,503
Gap	364,838	529,711
Cumulative	394,690	$ 378,132
Fixed interest rate [member] | Interest rate risk [member] | Later than five years [member] | Interest rate swap contract [member]
Statement Line Items [Line Items]
Derivative instruments	$ (21,963)
Fixed interest rate [member] | Interest rate risk [member] | Later than five years [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	5.84%
Financial assets	$ 485,141
Fixed interest rate [member] | Interest rate risk [member] | Later than five years [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Effective rate
Fixed interest rate [member] | Interest rate risk [member] | Later than five years [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Effective rate	5.38%
Fixed interest rate [member] | Interest rate risk [member] | Later than two years and not later than five years [member] | Interest rate swap contract [member]
Statement Line Items [Line Items]
Derivative instruments	$ 0